Note 17 - Components of Expenses - Research and Development Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement Line Items [Line Items]
Chemistry, manufacturing, and controls	$ 906	$ 6,841	$ 2,356
Regulatory	196	502	801
Discovery and pre-clinical	1,274	3,441	2,896
Clinical	3,554	2,322	1,225
Salaries and benefits	2,266	2,759	1,413
Licensing, patent, legal fees and royalties	1,295	733	1,620
Stock based compensation	505	467	391
CPRIT grant claimed in eligible expenses (Note 13)	0	(1,753)	0
Australian R&D refund claimed in eligible expenses (Note 7)	(748)	(700)	0
Other research and development expenses	56	104	168
Research and development expense	$ 9,304	$ 14,716	$ 10,870